Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16:- SUBSEQUENT EVENTS

1.	On January 11, 2023, the Company entered into a securities purchase agreement (the “RD Purchase Agreement”), pursuant to which the Company agreed to sell and issue in a registered direct offering (the “Registered Direct Offering”) an aggregate of 90,000,000 ordinary shares for a purchase price of $ 0.018 per share (the “RD Shares”) and pre-funded warrants to purchase up to 210,000,000 of the Company’s Ordinary Shares at a purchase price of $ 0.018 per share and at an immaterial exercise price (the “Pre-funded Warrants”), and, unregistered Series A warrants to purchase up to 300,000,000 Ordinary Shares for an exercise price of $ 0.02 per shares (the “Series A Warrants”), and unregistered Series B warrants to purchase up to 300,000,000 Ordinary Shares for exercise price of $ 0.018 per share (the “Series B Warrants”).

In addition, the Company entered into a securities purchase agreement (the “PIPE Purchase Agreement,” and together with the RD Purchase Agreement, the “Purchase Agreements”) pursuant to which the Company agreed to sell and issue in a concurrent private placement (the “PIPE Offering,” and together with the Registered Direct Offering, the “Offerings”) unregistered Pre-funded Warrants to purchase up to 109,091,100 of the Company’ Ordinary Shares at purchase price of $ 0.018 per share and additional immaterial exercise price per share, unregistered Series A Warrants to purchase up to 109,091,100 of the Company’s Ordinary Shares for an exercise price of $ 0.02 per share and unregistered Series B Warrants to purchase up to 109,091,100 of the Company’s Ordinary Shares for an exercise price of $ 0.018 per share.

Moreover, the Company has also issued a placement agent warrants (the “Placement Agent Warrants”) on substantially the same terms as the Series A Warrants to purchase up to 28,636,500 of the Company’s Ordinary Shares for an exercise price of $ 0.022 per share. In addition, the Company paid an aggregate of $675 thousands in placement agent fees.

The Company received total consideration of $ 6,808 net of direct issuance costs from the above mentioned issuance of shares, prefunded warrants and Series A and B warrants.

2.	The Company has also agreed to amend certain warrants to purchase up to an aggregate of 180,000,000 Ordinary shares that were issued in December 2021 to the investor in this offering and private placement by reducing the exercise prices from $ 0.067 per share to $ 0.018 per share.

3.	During January through March 2023, certain investors exercised prefunded warrants and purchased 319,091,100 of the Company’s Ordinary shares for an exercise price at an immaterial amount.